Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2018
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Goodwill RMB	Student relationship RMB	Trademark RMB	Total RMB
Cost
Balance at July 1, 2015, June 30, 2016, 2017	62,046	45,037	16,540	123,623
Disposals of component	(406)	—	—	(406)
Balance at June 30, 2018	61,640	45,037	16,540	123,217

Accumulated Amortization
Balance at June 30, 2015	—	(42,414)	—	(42,414)
Amortization for the year	—	(948)	—	(948)
Balance at June 30, 2016	—	(43,362)	—	(43,362)
Amortization for the year	—	(662)	—	(662)
Balance at June 30, 2017	—	(44,024)	—	(44,024)
Amortization for the year	—	(446)	—	(446)
Balance at June 30, 2018	—	(44,470)	—	(44,470)

Net book value
At June 30, 2017	62,046	1,013	16,540	79,599
At June 30, 2018	61,640	567	16,540	78,747

Disclosure of Information about Aggregated Carrying Amounts of Goodwill and Trademark [text block]
For the purpose of impairment testing, the carrying amounts of goodwill and trademark are allocated to Tianma Experimental, which is the lowest level for which the assets are monitored for internal management purpose.
The aggregated carrying amounts of goodwill and trademark are as follows:

	2017 RMB	2018 RMB
Goodwill	62,046	61,640
Trademark	16,540	16,540
Total	78,586	78,180

Disclosure of Information about Key Assumptions used in the Estimation of the Recoverable Amount of CGU [text block]	The key assumptions used in the estimation of the recoverable amount are set out below.

In percent	2016	2017	2018
Discount rate	24%	24%	15%
Terminal value growth rate	3%	3%	3%